STATEMENT OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
General and administrative expenses	$ 35,012	$ 675,043		$ 1,038,239
Loss from operations		675,043		1,038,239
Net loss	$ (35,012)	(13,275,645)	$ 6,412,216	(6,863,429)
Basic and diluted weighted average shares outstanding of ordinary shares	8,750,000
Basic and diluted net loss per ordinary share	$ 0.00
Other income:
Loss on excess of fair value over cash received for Private Placment warrants		0		(737,000)
Change in fair value of derivative warrant liabilities		(12,607,330)		(4,023,500)
Financing costs - derivative warrant liabilities				(1,080,020)
Interest income from investments held in Trust Account		$ 6,728		$ 15,330